Concentrations (Details) - Schedule of concentration of customers, suppliers & geographic area - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Suppliers A [Member]
Concentration Risk [Line Items]
Purchase	$ 1,346,714
Concentration risk, percentage	40.00%
Suppliers B [Member]
Concentration Risk [Line Items]
Purchase	$ 708,479	$ 370,253
Concentration risk, percentage	21.00%	18.00%
Suppliers C [Member]
Concentration Risk [Line Items]
Purchase	$ 504,041	$ 394,905
Concentration risk, percentage	15.00%	19.00%
Suppliers D [Member]
Concentration Risk [Line Items]
Purchase	$ 485,279	$ 361,741
Concentration risk, percentage	14.00%	18.00%
Suppliers E [Member]
Concentration Risk [Line Items]
Purchase		$ 619,863
Concentration risk, percentage		30.00%